Summary of Significant Accounting Policies (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Summary of common Stock reflected on the balance sheet

				For the
			Six Months	Period from
	Three Months Ended		Ended	8-Feb-21
	June 30,		June 30,	(inception) Through
	2022	2021	2022	June 30, 2021
Redeemable Class A Common Stock subject to possible redemption
Numerator: earnings allocable to redeemable Class A Common Stock subject to possible redemption	$730,219	$2,877,910	$2,417,911	$2,458,686

Denominator: weighted average number of redeemable Class A Common Stock	11,500,000	6,445,055	11,500,000	4,101,399
Basic and diluted net income per redeemable Class A Common Stock	$0.06	$0.45	$0.21	$0.6

Non-redeemable Class A and Class B common stock
Numerator: net income (loss) allocable to non-redeemable Class A and Class B common stock	$219,718	$1,430,241	$727,534	$1,848,621

Denominator: weighted average number of non-redeemable Class A and Class B common stock
Non-redeemable Class A private placement and Class B common shares, basic and diluted	3,460,275	3,203,011	3,460,275	3,083,734
Basic and diluted net income per non-redeemable Class and Class B common stock	$0.06	$0.45	$0.21	$0.6

As of December 31, 2021
Gross Proceeds	$115,000,000
Less:
Proceeds allocated to public warrants and private warrants	(10,614,500)
Issuance costs related to Class A Common Stock	(6,146,054)
Plus:
Re-measurement of carrying value to redemption value	19,060,554
Contingently redeemable Class A Common Stock	117,300,000

Reconciliation of Net Income per Common Share

	For the	For the
	Six Months	Period from
	Ended	February 8, 2021
	June 30,	(inception) Through
	2022	March 31, 2021
Redeemable Class A Common Stock subject to possible redemption
Numerator: earnings allocable to redeemable Class A Common Stock subject to possible redemption	$1,687,692	$—

Denominator: weighted average number of redeemable Class A Common Stock	11,500,000	—
Basic and diluted net income per redeemable Class A Common Stock	$0.15	$—

Non-redeemable Class A and Class B common stock
Numerator: net income (loss) allocable to non-redeemable Class A and Class B common stock	$507,816	$(845)

Denominator: weighted average number of non-redeemable Class A and Class B common stock
Non-redeemable Class A private placement and Class B common shares, basic and diluted	3,460,275	2,875,000
Basic and diluted net income per non-redeemable Class and Class B common stock	$0.15	$0.00

For the period of
February 8, 2021 (inception)
Through
December 31, 2021
Redeemable Class A common shares
Numerator:
Net income allocable to common stock subject to possible redemption	$3,671,658

Denominator: weighted average number of redeemable common share	8,264,526
Basic and diluted net income per redeemable common share	$0.44

Non-redeemable Class A and Class B common shares
Numerator:
Net income allocable to common stock not subject to redemption	$1,464,132

Denominator: weighted average number of non-redeemable common shares	3,295,610
Basic and diluted net loss per non-redeemable private placement and common share	$0.44